Long-Term Equity Investments	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Long-Term Equity Investments
15.	Long-Term Equity Investments

(in thousands)	June 30 2024	December 31 2023

Common shares held	$86,899	$246,026

Warrants held	1,172	652

Total long-term equity investments	$88,071	$246,678
Common Shares Held

	Three Months Ended June 30, 2024

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Mar 31, 2024	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Jun 30, 2024	Realized Gain on Disposal

Bear Creek	15,707	6.90%	$2,608	$-	$-	$1,179	$3,787	$-

Kutcho	18,640	12.03%	1,651	-	-	596	2,248	-

Hecla	-	-	168,255	-	(177,088)	8,833	-	35,768

B2Gold	12,025	0.92%	31,504	-	-	739	32,243	-

Other			41,660	-	-	6,962	48,621	-

Total			$245,678	$-	$(177,088)	$18,309	$86,899	$35,768

1)	The disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.
2)	Fair Value Gains (Losses) are reflected as a component of Other Comprehensive Income (“OCI”).

	Three Months Ended June 30, 2023

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Mar 31, 2023	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Jun 30, 2023	Realized Loss on Disposal

Bear Creek	13,264	8.58%	$ 6,763	$-	$-	$(1,253)	$5,510	$-

Sabina	-	-	47,104	-	(48,832)	1,728	-	872

Kutcho	18,640	13.27%	3,994	-	-	(1,390)	2,604	-

Hecla	34,980	5.71%	221,628	-	(202)	(41,277)	180,149	73

B2Gold	12,025	0.93%	-	48,832	-	(5,965)	42,867	-

Other			28,841	31	-	(4,926)	23,946	-

Total			$308,330	$48,863	$ (49,034)	$(53,083)	$255,076	$945

1)
The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.

2)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2024

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2023	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Jun 30, 2024	Realized Gain (Loss) on Disposal

Bear Creek	15,707	6.90%	$2,138	$-	$-	$1,649	$3,787	$-

Kutcho	18,640	12.03%	1,551	-	-	697	2,248	-

Hecla	-	-	168,255	-	(177,088)	8,833	-	35,768

B2Gold	12,025	0.92%	38,094	-	-	(5,851)	32,243	-

Other			35,988	5,121	-	7,512	48,621	-

Total			$246,026	$5,121	$(177,088)	$12,840	$86,899	$35,768

1)	The disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.
2)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2023

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2022	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Jun 30, 2023	Realized Loss on Disposal

Bear Creek	13,264	8.58%	$7,443	$-	$-	$(1,933)	$5,510	$-

Sabina	-	-	30,535	-	(48,832)	18,297	-	872

Kutcho	18,640	13.27%	3,097	-	-	(493)	2,604	-

Hecla	34,980	5.71%	194,668	-	(202)	(14,317)	180,149	73

B2Gold	12,025	0.93%	-	48,832	-	(5,965)	42,867	-

Other			19,792	8,199	(27)	(4,018)	23,946	(990)

Total			$255,535	$57,031	$(49,061)	$(8,429)	$255,076	$(45)

1)
The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.

2)	Fair Value Gains (Losses) are reflected as a component of OCI.

The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments but is reclassified to retained earnings.
By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.